HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.3%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 5.2%
-----------------------------------------------------------------------------
      $ 2,500          Arizona Health Facilities Authority,
                       (Care Institute, Inc. - Mesa),
                       7.625%, 1/1/26                            $  2,332,125
        1,000          Chester, PA, IDA, (Senior Life-Choice of
                       Kimberton), (AMT), 8.50%, 9/1/25             1,063,330
        1,970          Chester, PA, IDA, (Senior Life-Choice of
                       Paoli L.P.), 8.05%, 1/1/24                   2,053,607
        1,585          Delaware, PA, IDA, (Glen Riddle), (AMT),
                       8.625%, 9/1/25                               1,697,614
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/13                           292,580
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/13                           277,920
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/14                           263,910
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/14                           250,820
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/15                           238,220
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/15                           226,340
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/16                           215,040
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/16                           204,260
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/17                           193,960
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/17                           184,290
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/18                           175,080
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/18                           166,300
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 1/1/19                           158,030
        1,000          Glen Cove, NY, IDA, (The Regency at Glen
                       Cove), 0.00%, 7/1/19                           150,120
        3,740          Illinois Development Finance Authority,
                       (Care Institute, Inc.), 7.80%, 6/1/25        3,810,948
        3,500          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.25%, 10/1/20            3,580,710
-----------------------------------------------------------------------------
                                                                 $ 17,535,204
-----------------------------------------------------------------------------
Certificates of Participation -- 0.5%
-----------------------------------------------------------------------------
      $ 2,500          Cape Canaveral, FL, Hospital District,
                       5.25%, 1/1/28                             $  1,800,875
-----------------------------------------------------------------------------
                                                                 $  1,800,875
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 4.4%
-----------------------------------------------------------------------------
      $ 7,000          Maryland Energy Cogeneration, (AES
                       Warrior Run), (AMT), 7.40%, 9/1/19        $  7,153,720
        3,500          Palm Beach County, FL, (Okeelanta
                       Power), (AMT), 6.85%, 2/15/21(1)             1,960,000
        4,000          Palm Beach County, FL, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                      2,200,000
        1,000          Pennsylvania EDA, (Northampton
                       Generating), Junior Liens, (AMT),
                       6.875%, 1/1/11                                 995,150
        1,500          Robbins, Cook County, IL, (Robbins
                       Resource Recovery Partners, L.P.),
                       8.375%, 10/15/10(2)                            780,000
        3,500          Robbins, IL, Resource Recovery, (AMT),
                       8.375%, 10/15/16(2)                          1,820,000
-----------------------------------------------------------------------------
                                                                 $ 14,908,870
-----------------------------------------------------------------------------
Education -- 0.6%
-----------------------------------------------------------------------------
      $ 2,000          New Hampshire HEFA, (Colby-Sawyer
                       College), 7.50%, 6/1/26                   $  2,062,680
-----------------------------------------------------------------------------
                                                                 $  2,062,680
-----------------------------------------------------------------------------
Electric Utilities -- 2.6%
-----------------------------------------------------------------------------
      $ 1,250          Connecticut Development Authority,
                       (Connecticut Light and Power), Variable
                       Rate, 9/1/28(3)(4)                        $    939,500
        2,500          Connecticut Development Authority,
                       (Western Mass Electric), Variable Rate,
                       9/1/28(3)(4)                                 1,784,975
        3,500          Intermountain Power Agency, UT,
                       Variable Rate, 7/1/11(3)                     3,377,500
        4,000          Salt River, AZ, Agricultural Improvement
                       and Power District Electric, Residual
                       Certificates,
                       Variable Rate, 1/1/25(3)(4)                  2,661,360
-----------------------------------------------------------------------------
                                                                 $  8,763,335
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.4%
-----------------------------------------------------------------------------
      $12,115          Colorado Health Facilities Authority,
                       (Liberty Heights),
                       Escrowed to Maturity, 0.00%, 7/15/24      $  2,297,731
       11,195          Colorado HFA, (Liberty Heights),
                       Escrowed to Maturity, 0.00%, 7/15/22         2,432,450
       10,000          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                               2,086,300
        3,500          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                                 730,205
        3,295          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/25                                 539,688
-----------------------------------------------------------------------------
                                                                 $  8,086,374
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Gas Utilities -- 0.6%
-----------------------------------------------------------------------------
      $ 2,000          Southern California Public Power
                       Authority, Variable Rate, 7/1/12(3)       $  2,082,500
-----------------------------------------------------------------------------
                                                                 $  2,082,500
-----------------------------------------------------------------------------
General Obligations -- 1.6%
-----------------------------------------------------------------------------
      $ 2,290          Bell Mountain Ranch, CO, Metropolitan
                       District, 6.625%, 11/15/25                $  2,052,252
        3,450          Bell Mountain Ranch, CO, Metropolitan
                       District, 7.375%, 11/15/19                   3,365,475
-----------------------------------------------------------------------------
                                                                 $  5,417,727
-----------------------------------------------------------------------------
Health Care-Miscellaneous -- 7.1%
-----------------------------------------------------------------------------
      $ 2,845          Illinois Development Finance Authority,
                       (Community Rehabilitation Providers),
                       5.60%, 7/1/19                             $  2,329,145
        5,000          Muni Mae Tax Revenue Exempt Bond, (AMT),
                       Variable Rate, 6/30/09                       4,887,400
        1,965          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Certificates),
                       8.81%, 12/1/36                               2,098,656
        2,535          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 6.75%, 12/1/36                2,461,981
        1,307          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.00%, 12/1/36                1,301,782
        1,081          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.00%, 12/1/36                1,076,662
        2,358          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.75%, 12/1/36                2,326,346
        1,983          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 7.90%, 12/1/36                1,976,184
          372          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.25%, 12/1/36                  382,130
          845          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.375%, 12/1/36                 877,137
        2,341          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.50%, 12/1/36                2,448,145
          983          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.70%, 12/1/36                1,042,420
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-----------------------------------------------------------------------------
      $   590          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 8.875%, 12/1/36            $    627,256
-----------------------------------------------------------------------------
                                                                 $ 23,835,244
-----------------------------------------------------------------------------
Hospital -- 11.1%
-----------------------------------------------------------------------------
      $ 2,500          California Health Facilities Financing
                       Authority, (Cedars-Sinai Medical
                       Center), Variable Rate, 12/1/34(3)(4)     $  2,274,325
        2,250          Chautauqua County, NY, IDA, (Women's
                       Christian Association), 6.40%, 11/15/29      1,915,762
       10,000          Colorado Health Facilities Authority,
                       (Rocky Mountain Adventist),
                       6.625%, 2/1/22                               8,469,500
        3,685          Forsyth County, GA, Hospital Authority
                       Revenue, (Georgia Baptist Health Care
                       System), 6.25%, 10/1/18                      3,177,833
        3,700          Forsyth County, GA, Hospital Authority
                       Revenue, (Georgia Baptist Health Care
                       System), 6.375%, 10/1/28                     3,126,537
        1,000          Halifax Hospital Medical Center,
                       7.25%, 10/1/24                                 923,650
        2,500          Hidalgo County, TX, (Health Services
                       Corp., Mission Hospital, Inc.),
                       6.875%, 8/15/26                              2,383,075
        2,825          Louisiana Public Facilities Authority,
                       (General Health Systems),
                       6.80%, 11/1/16                               2,783,020
          400          Monroeville, PA, Hospital Authority,
                       (Forbes Health System), 5.75%, 10/1/05         376,876
        1,000          Monroeville, PA, Hospital Authority,
                       (Forbes Health System), 6.25%, 10/1/15         894,250
        2,000          New Hampshire HEFA, (Littleton Hospital
                       Assn.), 6.00%, 5/1/28                        1,604,640
        1,500          New Jersey Health Care Facilities
                       Financing Authority, (Trinitas Hospital
                       Obligated Group), 7.50%, 7/1/30              1,459,665
        2,205          Philadelphia, PA, HEFA, (Graduate Health
                       System), 6.625%, 7/1/21(1)                     796,556
        3,170          Philadelphia, PA, HEFA, (Graduate Health
                       System), 7.00%, 7/1/05(1)                    1,145,162
          875          Prince George's County, MD, (Greater
                       Southeast Healthcare System),
                       6.375%, 1/1/13(1)                              360,937
        5,900          Prince George's County, MD, (Greater
                       Southeast Healthcare System),
                       6.375%, 1/1/23(1)                            2,433,750
        1,785          San Gorgonio, CA, (Memorial Health Care
                       District), 5.75%, 5/1/20                     1,450,919
          500          Tomball Hospital Authority, (Tomball
                       Regional Hospital), 6.00%, 7/1/29              411,930
        1,500          Wells County, IN, (Caylor-Nickel Medical
                       Center), 8.75%, 4/15/12                      1,698,420
-----------------------------------------------------------------------------
                                                                 $ 37,686,807
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Housing -- 8.2%
-----------------------------------------------------------------------------
      $ 1,680          Atlanta, GA, Urban Residential Finance
                       Authority, (John Hope), 7.25%, 6/1/07     $  1,613,522
        4,000          Charter Mac Equity, TN, (AMT),
                       6.625%, 6/30/09                              3,868,600
        2,405          Cuyahoga County, OH, (Rolling Hills
                       Apartment), (AMT), 8.00%, 1/1/28             2,262,552
          500          Jefferson County, MO, IDA, Multifamily
                       Revenue, (Riverview Bend Apartments),
                       (AMT), 7.125%, 11/1/29                         483,185
        1,900          Jefferson County, MO, IDA, Multifamily,
                       (Riverview Bend Apartments), (AMT),
                       6.75%, 11/1/29                               1,833,728
        1,000          Lake Creek, CO, Affordable Housing
                       Corp., Multifamily, 7.00%, 12/1/23             918,880
        3,695          Lucas County, OH, (Country Creek),
                       (AMT), 8.00%, 7/1/26                         3,400,213
        4,305          Maricopa County, AZ, IDA, (National
                       Health Facilities II), 6.375%, 1/1/19        3,932,531
        1,500          Maricopa County, AZ, IDA, (National
                       Health Facilities II), 6.625%, 7/1/33        1,353,240
        2,400          Maricopa County, AZ, IDA, (National
                       Health Facilities), 8.00%, 1/1/34            2,129,184
        1,680          Minneapolis, MN, Community Development
                       Agengy, Multifamily Housing, (Lindsay
                       Brothers), 6.60%, 12/1/18                    1,606,685
        3,400          Oregon Health Authority, (Trillium
                       Affordable Housing), 6.75%, 8/15/29          3,072,954
        1,500          Oregon Health Authority, (Trillium
                       Affordable Housing), (AMT),
                       6.75%, 2/15/29                               1,355,715
-----------------------------------------------------------------------------
                                                                 $ 27,830,989
-----------------------------------------------------------------------------
Industrial Development Revenue -- 20.8%
-----------------------------------------------------------------------------
      $ 2,440          Abia Development Corp., TX, (Austin
                       Cargoport Development), (AMT),
                       6.50%, 10/1/24                            $  2,224,353
        2,815          Abia Development Corp., TX, (Austin
                       Cargoport Development, L.L.C.), (AMT),
                       9.25%, 10/1/21                               2,958,537
        2,000          Camden County, NJ, (Holt Hauling),
                       (AMT), 9.875%, 1/1/21                        2,270,460
        3,900          Carbon County, UT, (Laidlaw
                       Environmental Services Inc.), (AMT),
                       7.45%, 7/1/17                                3,880,851
        4,000          Charleston County, SC, IDA, (Zeigler
                       Coal Holding), 6.95%, 8/10/28                3,285,720
        5,000          Clark County, NV, (Nevada Power), RITES,
                       (AMT), Variable Rate, 10/1/30(3)             3,485,900
        1,390          Florence County, SC, (Stone Container
                       Co.), 7.375%, 2/1/07                         1,395,282
        2,700          Hancock County, KY, (Southwire Co.),
                       (AMT), 7.75%, 7/1/26                         2,751,408
        3,715          Iowa Finance Authority, (Southbridge
                       Mall), 6.375%, 12/1/13                       3,510,266
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Industrial Development Revenue (continued)
-----------------------------------------------------------------------------
      $ 3,880          Kansas City, MO, IDA, (Airline Cargo
                       Facilities), (AMT), 8.50%, 1/1/17         $  4,123,936
        2,970          Kimball, NE, EDA, (Clean Harbors, Inc.),
                       10.75%, 9/1/26                               3,056,457
        2,730          Maryland EDA, (AFCO Cargo),
                       6.50%, 7/1/24                                2,523,312
        1,700          Michigan Strategic Fund, (Crown Paper),
                       (AMT), 6.50%, 8/1/21                         1,334,500
        3,500          Michigan Strategic Fund, (S.D. Warren
                       Co.), (AMT), 7.375%, 1/15/22                 3,607,030
        1,095          New Albany, IN, IDA, (K-Mart Co.),
                       7.40%, 6/1/06                                1,118,871
        2,750          New Hampshire Business Finance
                       Authority, (Crown Paper Co.), (AMT),
                       7.875%, 7/1/26                               2,377,182
        2,500          New Jersey EDA, (Continental Airlines),
                       (AMT), Variable Rate, 9/15/29(3)(4)          1,898,925
          500          New Jersey EDA, (Holt Hauling),
                       8.95%, 12/15/18                                531,420
        4,000          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                                4,239,720
        4,000          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                2,001,120
        2,000          Perry County, KY, (TJ International,
                       Inc.), (AMT), 6.55%, 4/15/27                 1,966,100
          500          Philadelphia, PA, IDA, (Refrigerated
                       Enterprises), (AMT), 9.05%, 12/1/19            535,945
        3,500          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.90%, 4/1/24(2)               3,001,250
        3,345          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.95%, 4/1/25(2)               2,868,337
        3,148          Santa Fe, NM, (1st Interstate Plaza),
                       8.00%, 7/1/13                                3,221,817
        3,300          Santa Fe, NM, (Crow Hobbs),
                       8.50%, 9/1/16                                3,455,034
        3,000          Skowhegan, ME, (S.D. Warren Co.), (AMT),
                       6.65%, 10/15/15                              2,876,280
-----------------------------------------------------------------------------
                                                                 $ 70,500,013
-----------------------------------------------------------------------------
Insured-Hospital -- 0.6%
-----------------------------------------------------------------------------
      $ 2,415          California Statewide Communities
                       Development Authority, (Sutter Health)
                       Residual Certificates, (FSA),
                       Variable Rate, 8/15/27(4)(5)              $  2,052,678
-----------------------------------------------------------------------------
                                                                 $  2,052,678
-----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
-----------------------------------------------------------------------------
      $ 1,500          San Mateo County, CA, Joint Powers
                       Financing Authority, Residual
                       Certificates, (FSA),
                       Variable Rate, 7/15/29(3)(4)              $  1,013,610
-----------------------------------------------------------------------------
                                                                 $  1,013,610
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
-----------------------------------------------------------------------------
      $ 2,500          Pennsylvania Turnpike Commission Oil
                       Franchise, (AMBAC),
                       Variable Rate, 12/1/27(3)(4)              $  1,441,850
-----------------------------------------------------------------------------
                                                                 $  1,441,850
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.2%
-----------------------------------------------------------------------------
      $ 4,000          Hardeman County, TN, (Correctional
                       Facilities Corp.), 7.75%, 8/1/17          $  4,166,240
-----------------------------------------------------------------------------
                                                                 $  4,166,240
-----------------------------------------------------------------------------
Miscellaneous -- 2.9%
-----------------------------------------------------------------------------
      $ 3,755          Atlanta, GA, Downtown Development
                       Authority, (Central Atlanta Hospitality
                       Childcare, Inc.), 8.00%, 1/1/26           $  3,864,083
        3,000          Colorado River Indian Tribe,
                       6.25%, 8/1/04                                2,913,510
        1,320          Pittsfield Township, MI, (Arbor
                       Hospice), 8.125%, 8/15/17                    1,322,614
        1,900          Union, OR, Facility Revenue, (Buffalo
                       Peak Golf Club), 6.75%, 7/1/24               1,807,850
-----------------------------------------------------------------------------
                                                                 $  9,908,057
-----------------------------------------------------------------------------
Nursing Home -- 7.3%
-----------------------------------------------------------------------------
      $ 3,410          Clovis, NM, IDR, (Retirement Ranches,
                       Inc.), 7.75%, 4/1/19                      $  3,413,103
        1,100          Colorado HFA, Residential Care
                       Facilities, (Volunteers of America),
                       6.00%, 7/1/29                                  897,424
        2,000          Grove City, PA, Area Hospital Health
                       Facilities Authority, (Grove Manor),
                       6.625%, 8/15/29                              1,718,900
        2,175          Kansas City, MO, IDA, (Beverly
                       Enterprises, Inc.), 8.00%, 12/1/02           2,218,543
        2,500          Massachusetts IFA, (Age Institute of
                       Massachusetts), 8.05%, 11/1/25               2,587,575
        3,200          Minneapolis, MN, (Walker Methodist
                       Senior Services), 6.00%, 11/15/28            2,573,312
        1,200          Mississippi Business Finance Corp.,
                       (Magnolia Healthcare), 7.99%, 7/1/25         1,188,288
        7,500          Tarrant County, TX, Health Facilities,
                       (3927 Foundation), 10.25%, 9/1/19            6,586,425
        3,415          Westmoreland, PA, (Highland Health
                       Systems, Inc.), 9.25%, 6/1/22                3,652,616
-----------------------------------------------------------------------------
                                                                 $ 24,836,186
-----------------------------------------------------------------------------
Pooled Loans -- 1.1%
-----------------------------------------------------------------------------
      $ 3,500          Osceola County, FL, IDA, Community
                       Pooled Loan-93, 7.75%, 7/1/17             $  3,565,975
-----------------------------------------------------------------------------
                                                                 $  3,565,975
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Senior Living / Life Care -- 11.5%
-----------------------------------------------------------------------------
      $ 8,000          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       6.60%, 12/15/28                           $  6,851,040
        2,300          Colorado HFA, Revenue, (Volunteers of
                       America), 5.75%, 7/1/20                      1,869,187
        3,600          Colorado HFA, Revenue, (Volunteers of
                       America), 5.875%, 7/1/28                     2,891,232
        3,500          Delaware County, PA, (White Horse
                       Village), 7.30%, 7/1/14                      3,470,495
        7,500          Kansas City, MO, IDA, (Kingswood United
                       Methodist Manor), 5.875%, 11/15/29           6,010,650
        3,545          Louisiana HFA, (HCC Assisted Living
                       Group 1), (AMT), 9.00%, 3/1/25               3,717,252
        5,355          Massachusetts IFA, (Forge Hill), (AMT),
                       6.75%, 4/1/30                                4,427,568
        5,240          North Miami, FL, Health Care Facilities,
                       (Imperial Club), 8.00%, 1/1/33               4,594,642
        2,000          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                                1,725,040
        3,790          Wisconsin HEFA, (Wisconsin Illinois
                       Senior Housing), 7.00%, 8/1/29               3,488,695
-----------------------------------------------------------------------------
                                                                 $ 39,045,801
-----------------------------------------------------------------------------
Solid Waste -- 1.0%
-----------------------------------------------------------------------------
      $ 3,400          Morgantown, KY, (IMCO Recycling, Inc.),
                       7.45%, 5/1/22                             $  3,374,602
-----------------------------------------------------------------------------
                                                                 $  3,374,602
-----------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
-----------------------------------------------------------------------------
      $ 3,800          Cottonwood, CO, Water and Sanitation
                       District, 7.75%, 12/1/20                  $  3,861,180
        1,500          Dulles, VA, Community Development
                       Authority, (Dulles Town Center),
                       6.25%, 3/1/26                                1,385,220
        4,250          Frederick County, MD, Urbana Community
                       Development Authority, 6.625%, 7/1/25        3,950,163
-----------------------------------------------------------------------------
                                                                 $  9,196,563
-----------------------------------------------------------------------------
Transportation -- 4.7%
-----------------------------------------------------------------------------
      $   500          Eagle County, CO, (Airport Terminal),
                       (AMT), 7.50%, 5/1/21                      $    506,785
        2,985          Monroe County, NY, Airport Authority
                       Revenue, DRIVERS, (AMT),
                       8.364%, 1/1/18(3)(4)                         2,961,717
        5,000          New Jersey Transportation Authority,
                       Variable Rate, 6/15/17(3)(4)                 3,984,200
        3,750          Niagara, NY, Frontier Airport Authority,
                       (AMT), Variable Rate, 4/1/29(3)(4)           3,045,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------------
      $ 5,250          Northwest Arkansas Regional Airport
                       Authority, (AMT), 7.625%, 2/1/27          $  5,297,198
-----------------------------------------------------------------------------
                                                                 $ 15,794,900
-----------------------------------------------------------------------------
Water and Sewer -- 0.5%
-----------------------------------------------------------------------------
      $ 3,000          Metropolitan Water District, (Southern
                       California Waterworks),
                       Variable Rate, 7/1/27(4)(5)               $  1,545,960
-----------------------------------------------------------------------------
                                                                 $  1,545,960
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.3%
   (identified cost $371,511,589)                                $336,453,040
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                           $  2,471,856
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $338,924,896
-----------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At January 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Colorado                                                10.4%
Others, representing less than 10% individually         88.9%

 (1)  Non-income producing security.
 (2)  The Portfolio is accruing only partial interest on this security.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $371,511,589)        $336,453,040
Cash                                            50,351
Receivable for investments sold                180,000
Interest receivable                          6,871,974
------------------------------------------------------
TOTAL ASSETS                              $343,555,365
------------------------------------------------------
Liabilities
------------------------------------------------------
Demand note payable                       $  4,600,000
Accrued expenses                                30,469
------------------------------------------------------
TOTAL LIABILITIES                         $  4,630,469
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $338,924,896
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $373,983,445
Net unrealized depreciation (computed on
   the basis of identified cost)           (35,058,549)
------------------------------------------------------
TOTAL                                     $338,924,896
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2000
Investment Income
------------------------------------------------------
Interest                                  $ 27,169,367
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 27,169,367
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,323,971
Trustees fees and expenses                      29,737
Custodian fee                                  189,385
Legal and accounting services                   40,290
Amortization of organization expenses            1,423
Miscellaneous                                   90,638
------------------------------------------------------
TOTAL EXPENSES                            $  2,675,444
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     41,790
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     41,790
------------------------------------------------------

NET EXPENSES                              $  2,633,654
------------------------------------------------------

NET INVESTMENT INCOME                     $ 24,535,713
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,634,340)
   Financial futures contracts                 (59,828)
------------------------------------------------------
NET REALIZED LOSS                         $ (2,694,168)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(54,986,374)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(54,986,374)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(57,680,542)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(33,144,829)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             JANUARY 31, 2000  JANUARY 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     24,535,713  $     20,697,182
   Net realized gain (loss)                     (2,694,168)        2,027,824
   Net change in unrealized
      appreciation (depreciation)              (54,986,374)       (7,608,338)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (33,144,829) $     15,116,668
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    114,068,297  $    141,274,518
   Withdrawals                                (132,907,536)      (68,691,387)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (18,839,239) $     72,583,131
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (51,984,068) $     87,699,799
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    390,908,964  $    303,209,165
----------------------------------------------------------------------------
AT END OF YEAR                            $    338,924,896  $    390,908,964
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              YEAR ENDED JANUARY 31,
                                ---------------------------------------------------
                                  2000      1999      1998      1997      1996(1)
-----------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------
Net expenses                      0.68%     0.67%     0.68%     0.34%        0.06%(2)
Net expenses after custodian
   fee reduction                  0.67%     0.66%     0.66%     0.30%        0.06%(2)
Net investment income             6.25%     5.88%     6.43%     6.96%        6.95%(2)
Portfolio Turnover                  58%       25%        8%       41%          32%
-----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $338,925  $390,909  $303,209  $180,700    $72,077
-----------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                                                        0.71%        0.71%(2)
Expenses after custodian fee
   reduction                                                    0.67%        0.71%(2)
Net investment income                                           6.59%        6.30%(2)
-----------------------------------------------------------------------------------

 (1) For the period from the start of business, August 7, 1995, to January 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 2000, the fee was equivalent to 0.59% of the Portfolio's average net assets for such period and amounted to $2,323,971. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $225,988,879 and $223,139,093, respectively, for the year ended January 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $371,755,737
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,024,611
    Gross unrealized depreciation              (39,327,308)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(35,302,697)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   January 31, 2000, the Portfolio had a balance outstanding pursuant to this line of credit of $4,600,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2000, the Portfolio had no open futures contracts.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH YIELD MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999 and the supplementary data for the four years ended January 31, 2000 and for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Yield Municipals Portfolio at January 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 3, 2000

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2000

INVESTMENT MANAGEMENT

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Adminstration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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